Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales	£ 17,697	£ 19,294	£ 18,432
Excise duties	(5,945)	(6,427)	(6,269)
Net sales	11,752	12,867	12,163
Cost of sales	(4,654)	(4,866)	(4,634)
Gross profit	7,098	8,001	7,529
Marketing	(1,841)	(2,042)	(1,882)
Other operating items	(3,120)	(1,917)	(1,956)
Operating profit/(loss)	2,137	4,042	3,691
Non-operating items	(23)	144	0
Finance income	366	442	243
Finance charges	(719)	(705)	(503)
Share of after tax results of associates and joint ventures	282	312	309
Profit before taxation	2,043	4,235	3,740
Taxation	(589)	(898)	(596)
Profit for the year	1,454	3,337	3,144
Attributable to:
Equity shareholders of the parent company	1,409	3,160	3,022
Non-controlling interests	£ 45	£ 177	£ 122
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,346	2,418	2,484
Dilutive potential ordinary shares (in shares)	8	10	11
Weighted average number of shares (in shares)	2,354	2,428	2,495
Basic earnings per share
Basic earnings per share (in GBP per share)	£ 0.601	£ 1.307	£ 1.217
Diluted earnings per share
Diluted earnings per share (in GBP per share)	£ 0.599	£ 1.301	£ 1.211